Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes

9. Income Taxes

British Virgin Islands

Under the current laws of the British Virgin Islands, the Company is not subject to any income tax.

Hong Kong

Under the two-tiered profit tax rate regime of Hong Kong Profits Tax, the first HK$2,000,000 (approximately $258,000), of profits of the qualifying group entity will be taxed at 8.25%, and profits above HK$2,000,000 will be taxed at 16.5%. For the years ended December 31, 2022 and 2021, the Company had $4,709,683 and $3,960,596, respectively, of income subject to the Hong Kong Profits Tax.

Malaysia

Malaysia Income Tax is calculated at 24% of the estimated assessable profits for the relevant year. For the years ended December 31, 2022 and 2021, the Company had $17,633 and $17,300, respectively, of income subject to the Malaysia Income Tax.

The income tax provision consists of the following:

	2022	2021
Current:
Hong Kong	$810,236	$646,845
Malaysia	4,232	9,476
	$814,468	$656,321

Deferred	-	-
	$814,468	$656,321

The following is a reconciliation of the Company’s total income tax expense to the income before income taxes for the years ended December 31, 2022 and 2021, respectively.

	2022	2021
Income before provision for income taxes	$4,499,468	$4,225,289
Tax at the domestic income tax rate of 16.5%	742,412	697,173
Tax effect of Hong Kong graduated rates	(21,290)	(21,290)
Foreign tax rate differentials	1,322	1,297
Non-deductible expenses for tax purpose	37,595	7,333
Non-taxable income	-	(48,157)
Prior year accrual	54,429	19,965
Income tax expense	$814,468	$656,321